Segment Information (Details) - Schedule of total revenues - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Revenues from sales originated:
Revenues		¥ 1,401,780	¥ 1,476,347	¥ 666,646
China [Member]
Revenues from sales originated:
Revenues	[1]	911,562	638,435	469,719
Canada [Member]
Revenues from sales originated:
Revenues		9,265	16,914	10,226
US [Member]
Revenues from sales originated:
Revenues		61,641	188,111	24,977
UK [Member]
Revenues from sales originated:
Revenues		¥ 419,312	¥ 632,887	¥ 161,724

[1]	Includes mainland China and Hong Kong.